Long-Term Debt (Detail) $ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 CNY (¥)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount						¥ 8,482,370		¥ 3,488,100
Unamortized debt issuance costs						(141,448)		(73,472)
2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount			$ 500,000,000.0			3,262,500		3,488,100
Long-term debt interest rate			1.375%								1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost			$ 488,200,000	¥ 3,356,100
Long-term debt issuance cost			$ 11,800,000								¥ 81,100
Debt instrument repurchase face amount percentage			100.00%	100.00%
Interest expense debt					$ 8,500,000	58,600	$ 6,400,000	44,900
Unamortized debt issuance costs						58,100		¥ 73,500
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount	$ 800,000,000.0					5,219,900
Long-term debt interest rate	1.25%								1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost	$ 786,100,000	¥ 5,594,800
Long-term debt issuance cost	$ 13,900,000								¥ 98,600
Debt instrument repurchase face amount percentage	100.00%	100.00%
Interest expense debt					$ 6,900,000	46,800	$ 0
Unamortized debt issuance costs						¥ 83,300
American Depository Shares [Member] | 2026 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate			0.0404040	0.0404040
Convertible debt, conversion price | $ / shares												$ 24.75
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate	0.0245516	0.0245516
Convertible debt, conversion price | $ / shares										$ 40.73